Sales - Trade receivables - Short-term and long-term (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales
Net trade receivables	€ 6,305	€ 6,029	€ 5,620	€ 5,320
o/w short-term trade receivables	6,022	5,793	5,382
o/w long-term trade receivables	€ 283	€ 236	€ 238